GENERAL AND ADMINISTRATIVE EXPENSES (Tables)	12 Months Ended
Dec. 31, 2022
SUMMARY OF GENERAL AND ADMINISTRATIVE EXPENSES

	Years ended December 31,
	2022	2021	2020
	$	$	$
Bad debt	-	-	2,977
Bank service charges	5,421	6,806	5,910
Filing and registration fees	40,563	59,635	37,715
Insurance	60,251	44,784	38,283
Investor relations	-	5,312	1,265
Office maintenance	31,888	30,738	17,550
Payroll	34,813	-	-
Regulatory fees	5,238	8,380	-
Rent	16,800	12,810	5,268
Travel	55,170	14,382	5,259
	250,144	182,847	114,227